Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Loss Per Share
25.	Loss Per Share

Basic and diluted losses per ordinary share for the years ended December 31, 2024, 2023 and 2022 are calculated as follow. Upon the completion of Merger Transaction (see Note 2) and reverse stock split (see Note 29), the basic and diluted weighted average number of ordinary shares outstanding used in computing net loss per ordinary share - basic and diluted was retrospectively adjusted to reflect the share split and reverse stock split for the years ended December 31, 2024, 2023 and 2022, respectively.

	As of and for the year ended December 31,
	2024	2023	2022
Numerator:
Net loss from continuing operations attributable to shareholders of the Company	(463,525,349)	(843,053,922)	(742,645,232)
Net income (loss) income from discontinued operations attributable to shareholders of the Company	51,443,794	(33,196,461)	-
Net loss attributable to shareholders of the Company	(412,081,555)	(876,250,383)	(742,645,232)

Denominator:
Basic and diluted weighted average number of ordinary shares	32,444,772	30,837,733	25,619,301

Basic and diluted loss per ordinary share
Continuing operations	(14.29)	(27.34)	(28.99)
Discontinued operations	1.59	(1.07)	-
Total	(12.70)	(28.41)	(28.99)

For the year ended December 31, 2024, 2023 and 2022, the calculation of basic loss per ordinary shares excludes 280,000 unvested Earn-in Shares owned by the Sponsor of SPAC that would only be vested upon the Company’s future share price reaching certain price thresholds.

The following securities were excluded from the computation of diluted net loss per share because their effective would have been anti-dilutive or for which the contingent condition had not been met at the end of the period:

	For the Years Ended December 31,
	2024	2023	2022

Warrants	-	-	4,580,000
Earn-out Shares	2,800,000	2,800,000	2,800,000
Original Option Units	1,309,683	1,654,848	1,643,512
Additional Option Units	42,509	65,372	74,867
RSU	855,215	648,427	347,668
Liability-settled share-based payment to non-employee	40,000	40,000	40,000
Convertible Senior notes	1,431,308	1,431,308	1,350,408
Convertible Junior notes	21,149,934	-	-